EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks
Aerospace & Defense — 1.3%
Northrop Grumman Corp.	92,110	$29,059,784
Raytheon Technologies Corp.	601,101	34,587,352
		63,647,136
Air Freight & Logistics — 0.4%
FedEx Corp.	84,423	21,234,073
Automobiles — 5.3%
General Motors Co.	1,134,368	33,565,949
Tesla, Inc.*	545,357	233,963,607
		267,529,556
Banks — 3.9%
Bank of America Corp.	1,646,258	39,658,355
Citigroup, Inc.	640,434	27,609,110
JPMorgan Chase & Co.	648,306	62,412,419
PNC Financial Services Group, Inc. (The)	313,584	34,466,017
Truist Financial Corp.	830,280	31,592,154
		195,738,055
Beverages — 0.7%
PepsiCo, Inc.	246,730	34,196,778
Biotechnology — 0.9%
Sarepta Therapeutics, Inc.*	103,803	14,577,055
Vertex Pharmaceuticals, Inc.*	115,089	31,318,019
		45,895,074
Building Products — 0.9%
Johnson Controls International PLC	1,122,321	45,846,813
Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	331,331	66,587,591
S&P Global, Inc.	74,412	26,832,967
		93,420,558
Chemicals — 2.1%
FMC Corp.	402,333	42,611,088
Linde PLC (United Kingdom)	279,016	66,442,080
		109,053,168
Consumer Finance — 0.9%
Capital One Financial Corp.	375,691	26,997,155
SLM Corp.	2,482,612	20,084,331
		47,081,486
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	914,796	54,421,214
Electric Utilities — 1.1%
American Electric Power Co., Inc.	715,917	58,511,896
Entertainment — 3.4%
Netflix, Inc.*	188,228	94,119,647
Spotify Technology SA*	124,966	30,313,003
Walt Disney Co. (The)	389,606	48,342,312
		172,774,962
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	225,184	$54,433,728
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	145,916	51,800,180
Walmart, Inc.	428,409	59,938,703
		111,738,883
Food Products — 1.1%
Mondelez International, Inc. (Class A Stock)	931,374	53,507,436
Health Care Equipment & Supplies — 1.8%
Danaher Corp.	136,202	29,328,377
DexCom, Inc.*	76,624	31,586,712
Zimmer Biomet Holdings, Inc.	242,438	33,005,509
		93,920,598
Health Care Providers & Services — 1.2%
Cigna Corp.	157,552	26,690,884
Laboratory Corp. of America Holdings*	172,204	32,420,847
		59,111,731
Health Care Technology — 0.7%
Teladoc Health, Inc.*(a)	157,092	34,440,850
Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	152,795	33,536,975
Household Durables — 0.8%
D.R. Horton, Inc.	543,350	41,093,561
Household Products — 0.6%
Procter & Gamble Co. (The)	239,033	33,223,197
Insurance — 2.1%
Chubb Ltd.	362,217	42,060,638
Marsh & McLennan Cos., Inc.	286,259	32,833,907
MetLife, Inc.	851,324	31,643,713
		106,538,258
Interactive Media & Services — 7.2%
Alphabet, Inc. (Class A Stock)*	71,105	104,211,488
Alphabet, Inc. (Class C Stock)*	34,632	50,895,187
Facebook, Inc. (Class A Stock)*	469,054	122,845,243
Match Group, Inc.*	469,105	51,906,468
Tencent Holdings Ltd. (China)	493,887	33,300,716
		363,159,102
Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc.*	71,601	225,452,217
Chewy, Inc. (Class A Stock)*(a)	453,011	24,838,593
MercadoLibre, Inc. (Argentina)*	53,082	57,460,203
		307,751,013
IT Services — 9.4%
Adyen NV (Netherlands), 144A*	45,971	84,693,136
Mastercard, Inc. (Class A Stock)	253,583	85,754,163
PayPal Holdings, Inc.*	343,950	67,768,469
Shopify, Inc. (Canada) (Class A Stock)*	95,064	97,247,620
Twilio, Inc. (Class A Stock)*	231,544	57,212,207
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EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	431,472	$86,281,456
		478,957,051
Leisure Products — 0.6%
Peloton Interactive, Inc. (Class A Stock)*(a)	293,940	29,170,606
Machinery — 1.1%
Fortive Corp.	305,977	23,318,507
Otis Worldwide Corp.	500,961	31,269,986
		54,588,493
Multi-Utilities — 0.9%
Dominion Energy, Inc.	556,566	43,929,754
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp.	597,252	43,002,144
ConocoPhillips	863,992	28,373,497
		71,375,641
Pharmaceuticals — 4.5%
AstraZeneca PLC (United Kingdom), ADR	2,253,361	123,484,183
Bristol-Myers Squibb Co.	530,038	31,955,991
Eli Lilly & Co.	482,141	71,366,511
		226,806,685
Road & Rail — 1.1%
Union Pacific Corp.	288,307	56,758,999
Semiconductors & Semiconductor Equipment — 5.1%
Broadcom, Inc.	125,299	45,648,932
NVIDIA Corp.	231,765	125,435,854
QUALCOMM, Inc.	336,718	39,624,974
Texas Instruments, Inc.	322,975	46,117,600
		256,827,360
Software — 11.8%
Adobe, Inc.*	202,033	99,083,044
Atlassian Corp. PLC (Class A Stock)*	143,546	26,095,228
Coupa Software, Inc.*	178,959	49,077,716
Microsoft Corp.	928,918	195,379,323
PTC, Inc.*	231,549	19,153,733
RingCentral, Inc. (Class A Stock)*	172,248	47,301,024
salesforce.com, Inc.*	329,538	82,819,490
SAP SE (Germany), ADR(a)	295,105	45,980,310
Trade Desk, Inc. (The) (Class A Stock)*(a)	64,059	33,232,528
		598,122,396
Specialty Retail — 3.0%
Advance Auto Parts, Inc.	118,160	18,137,560
Home Depot, Inc. (The)	180,605	50,155,814
Lowe’s Cos., Inc.	327,195	54,268,563
Ross Stores, Inc.	314,684	29,366,311
		151,928,248
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	2,589,420	$299,880,730
Textiles, Apparel & Luxury Goods — 3.1%
Kering SA (France)	68,338	45,347,534
Lululemon Athletica, Inc.*	169,521	55,835,132
NIKE, Inc. (Class B Stock)	457,404	57,422,498
		158,605,164
Trading Companies & Distributors — 0.6%
United Rentals, Inc.*(a)	188,976	32,976,312

Total Long-Term Investments (cost $2,825,354,637)		4,961,733,540
Short-Term Investments — 6.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	97,438,812	97,438,812
PGIM Institutional Money Market Fund (cost $216,824,893; includes $216,777,468 of cash collateral for securities on loan)(b)(w)	217,330,374	217,286,908

Total Short-Term Investments (cost $314,263,705)		314,725,720

TOTAL INVESTMENTS—104.1% (cost $3,139,618,342)		5,276,459,260

Liabilities in excess of other assets — (4.1)%		(208,709,002)

Net Assets — 100.0%		$5,067,750,258

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $213,528,648; cash collateral of $216,777,468 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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